Inventories	12 Months Ended
Sep. 30, 2023
Inventories
Inventories

Note 4 – Inventories

Inventories consisted of the following:

	September 30,	September 30,
	2023	2022

Raw materials	$1,619,534	$536,368
Finished goods	1,224,555	247,883
Sub-total	2,844,089	784,251
Less: allowance for inventories	(188,856)	-
Total	$2,655,233	$784,251